CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 9,166	$ 19,036		$ 110,734	$ 47,044
Cost of sales:
Production costs	9,583	17,817		102,750	41,688
Depreciation and amortization	920	1,041		8,544	2,894
Mine site period costs - Note 2	6,469	10,544		38,166	47,115
Write-down of inventories - Note 4				13,878	17,924
Total cost of sales	16,972	29,402		163,338	109,621
Operating expenses:
General and administrative	3,072	3,794		14,619	21,084
Projects, exploration and development	1,038	493		13,587
Write-off of deposit - Note 5				916
Accretion - Note 13	102	102		408	374
Impairment on equipment not in use - Notes 5 and 8	1,300		$ 5,300	1,777	5,331
Loss from operations	(12,018)	(14,755)		(83,911)	(89,366)
Other expenses:
Interest expense, net of capitalized interest - Note 10	(5,346)	(4,449)		(20,593)	(43,458)
Fair value adjustment to warrants - Notes 12 and 20	(5,321)	9,493		14,426	(3,767)
Loss on sale of equipment	625	0		(16)
Interest income	0	23			199
Loss before income taxes	(22,060)			(90,094)	(136,392)
Income tax benefit - Note 17	0	0		1,530	0
Net income (loss)	$ (22,060)	$ (9,688)		$ (88,564)	$ (136,392)
Loss per share:
Basic (in dollars per share)	$ (0.27)	$ (0.16)		$ (1.47)	$ (3.92)
Diluted (in dollars per share)	$ (0.27)	$ (0.16)		$ (1.47)	$ (3.92)
Weighted average shares outstanding:
Basic - Note 18 (in shares)	81,201,453	59,901,306		60,101,499	34,833,211
Diluted - Note 18 (in shares)	81,201,453	59,901,306		60,101,499	34,833,211